MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Schedule of Investments

March 31, 2021 (Unaudited)

Mutual Funds (95.1%)	Shares	Value

Vanguard International Growth Adm	4,684	$ 743,006
Artisan Developing World Inv Class	26,146	672,737
MFS International Intrinsic Value Class I	9,960	534,037
PIMCO StocksPLUS Intl (USD Hedged) Class I	53,400	468,856
Brown Capital Management International Small Co Inv Class	16,996	425,412
Artisan International Small Mid Inv Class	20,737	415,147
Virtus KAR Emerging Markets Small Cap Class I	24,013	411,581
Invesco Oppenheimer Developing Markets Class Y	6,522	351,525
WCM Focused Emerging Markets Class I	17,448	339,182
Vanguard Materials Index Adm Class	3,535	311,200
AllianzGI Global Water Class I	15,139	306,114
WCM Focused International Growth Class I	12,082	298,913
MFS Global Real Estate Class R6	15,277	283,087
Fidelity International Capital Appreciation	10,204	282,041
Cohen & Steers Real Estate Securities Class I	15,168	265,752
Fidelity Pacific Basin	5,700	253,876
Fidelity Nordic	3,777	253,475
T Rowe Price Global Industrials Class I	11,962	221,411
AlphaCentric Robotics and Automation Class I	11,527	198,617

Total Mutual Funds (Cost $ 5,215,000)		7,035,969

Short-Term Securities (2.7%)

Fidelity Institutional Money Market (Cost $ 198,746)		198,746

Total Short-term Securities		198,746

Total Investments in Securities (Cost $ 5,413,746) (97.8%)		7,035,969

Net Other Assets and Liabilities (2.2%)		161,860

Net Assets (100%)		$ 7,396,575

At March 31, 2021, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$5,215,000
Unrealized appreciation	1,834,257
Unrealized depreciation	13,288
Net unrealized appreciation (depreciation)	1,820,969

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Schedule of Investments

March 31, 2021 (Unaudited)

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2021:

Description	Level 1 – Quoted prices	Level 2 – Other significant observable inputs	Level 3 – Significant unobservable inputs	Total
Mutual Funds	$ 7,035,969	-	-	$ 7,035,969
Short Term Investments	198,746	-	-	198,746
Total Investments in Securities	$ 7,234,715	-	-	$ 7,234,715

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.